INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income)	$ 70.2
Unrecognized benefit of deductible temporary differences in excess of taxable temporary differences	165.0
Tax pools available for deduction	$ 1,400.0
Federal and provincial corporate income tax rate	27.00%	27.00%	27.00%
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools available for deduction against future income	$ 133.0